Property Plant and Equipment - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Property, Plant and Equipment (Detail) - Property, plant and equipment [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 2,981,840
Ending balance	3,051,704	¥ 2,981,840
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,603,358	8,367,049
Additions	455,169	466,657
Reclassification
Sales or disposal	(257,815)	(307,662)
Exchange differences on translating foreign operations	(269,640)	82,783
Other	(41,459)	(5,469)
Ending balance	8,747,967	8,603,358
Gross carrying amount [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	258,354
Ending balance		258,354
Gross carrying amount [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,861,712
Ending balance		8,861,712
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,621,518)	(5,304,616)
Depreciation	(470,320)	(499,036)
Impairment losses		(27,048)
Sales or disposal	211,981	264,489
Exchange differences on translating foreign operations	172,651	(60,328)
Other	10,943	5,021
Ending balance	(5,696,263)	(5,621,518)
Accumulated depreciation, amortization and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance		0
Accumulated depreciation, amortization and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,621,518)
Ending balance		(5,621,518)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	542,319
Ending balance	605,170	542,319
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	546,883	545,192
Additions	7,519	304
Reclassification	87	2,421
Sales or disposal	(6,896)	(1,469)
Exchange differences on translating foreign operations	(7,860)	307
Other	(820)	128
Ending balance	615,687	546,883
Land [member] | Gross carrying amount [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,774
Ending balance		76,774
Land [member] | Gross carrying amount [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	623,657
Ending balance		623,657
Land [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,564)	(4,179)
Depreciation	(6,218)
Impairment losses		(1,052)
Sales or disposal	860	22
Exchange differences on translating foreign operations	156	9
Other	(751)	636
Ending balance	(10,517)	(4,564)
Land [member] | Accumulated depreciation, amortization and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance		0
Land [member] | Accumulated depreciation, amortization and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,564)
Ending balance		(4,564)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	977,141
Ending balance	1,073,212	977,141
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,327,523	2,248,793
Additions	28,933	10,399
Reclassification	59,861	64,101
Sales or disposal	(19,531)	(11,432)
Exchange differences on translating foreign operations	(59,431)	15,931
Other	(9,075)	(269)
Ending balance	2,468,194	2,327,523
Buildings and structures [member] | Gross carrying amount [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	139,914
Ending balance		139,914
Buildings and structures [member] | Gross carrying amount [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,467,437
Ending balance		2,467,437
Buildings and structures [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,350,382)	(1,270,762)
Depreciation	(88,565)	(74,391)
Impairment losses		(6,077)
Sales or disposal	12,673	9,665
Exchange differences on translating foreign operations	28,116	(9,266)
Other	3,176	449
Ending balance	(1,394,982)	(1,350,382)
Buildings and structures [member] | Accumulated depreciation, amortization and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance		0
Buildings and structures [member] | Accumulated depreciation, amortization and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,350,382)
Ending balance		(1,350,382)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,252,548
Ending balance	1,152,884	1,252,548
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,514,983	5,380,505
Additions	125,151	174,686
Reclassification	215,358	194,365
Sales or disposal	(231,388)	(294,761)
Exchange differences on translating foreign operations	(192,632)	63,898
Other	(31,325)	(3,710)
Ending balance	5,441,813	5,514,983
Machinery and equipment [member] | Gross carrying amount [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41,666
Ending balance		41,666
Machinery and equipment [member] | Gross carrying amount [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,556,649
Ending balance		5,556,649
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,262,435)	(4,027,490)
Depreciation	(375,537)	(424,645)
Impairment losses		(17,944)
Sales or disposal	198,448	254,802
Exchange differences on translating foreign operations	144,226	(51,094)
Other	6,369	3,936
Ending balance	(4,288,929)	(4,262,435)
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance		0
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,262,435)
Ending balance		(4,262,435)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	209,832
Ending balance	220,438	209,832
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	213,969	192,559
Additions	293,566	281,268
Reclassification	(275,306)	(260,887)
Sales or disposal
Exchange differences on translating foreign operations	(9,717)	2,647
Other	(239)	(1,618)
Ending balance	222,273	213,969
Construction in progress [member] | Gross carrying amount [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance		0
Construction in progress [member] | Gross carrying amount [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	213,969
Ending balance		213,969
Construction in progress [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,137)	(2,185)
Depreciation
Impairment losses		(1,975)
Sales or disposal
Exchange differences on translating foreign operations	153	23
Other	2,149
Ending balance	(1,835)	(4,137)
Construction in progress [member] | Accumulated depreciation, amortization and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance		0
Construction in progress [member] | Accumulated depreciation, amortization and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ (4,137)
Ending balance		¥ (4,137)